Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
American Customer Satisfaction ETF
Shareholder Report [Line Items]
Fund Name	American Customer Satisfaction ETF
Class Name	American Customer Satisfaction ETF
Trading Symbol	ACSI
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Customer Satisfaction ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.acsietf.com. You can also request this information by contacting us at (800) 617-0004 or by writing the Fund at American Customer Satisfaction ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 617-0004
Additional Information Website	www.acsietf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Customer Satisfaction ETF	$33	0.65%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 92,122,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 307,438
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$92,122
Number of Holdings	34
Total Advisory Fee Paid	$307,438
Portfolio Turnover	27%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	6.3
Coca-Cola Co.	4.5
Costco Wholesale Corp.	4.3
Meta Platforms, Inc.	4.2
Microsoft Corp.	4.0
JPMorgan Chase & Co.	3.9
Amazon.com, Inc.	3.9
AT&T, Inc.	3.8
T-Mobile US, Inc.	3.6
Alphabet, Inc.	3.6